SALES AND MARKETING (Tables)	12 Months Ended
Mar. 31, 2022
SALES AND MARKETING
Schedule of sales and marketing

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Brand and public relations	1,255,436	731,511
Conference fees	102,857	78,783
Personnel costs	546,231	345,008
Share-based payments (Note 16)	114,404	58,737
External marketing services	1,633,260	464,119
Other marketing	241,238	8,783
Total sales and marketing	3,893,426	1,686,941